UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2009
Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2911 Turtle Creek Blvd.
      	 Suite 800
	 Dallas, TX  75219

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 219-1416

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX      March 31, 2009
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	75
Form 13F Information Table Value Total:	$112,436


List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     1406 29480.00 SH       SOLE                 28925.00            130.00
ACCENTURE LTD                  COM              G1150G111     1933 70329.00 SH       SOLE                 70000.00            329.00
ACTIVISION BLIZZARD INC        COM              00507V109     1580 151054.00SH       SOLE                151054.00
ALLSCRIPTS HEALTHCARE          COM              01988P108      145 14047.00 SH       SOLE                 14047.00
AMGEN INC                      COM              031162100     2022 40835.00 SH       SOLE                 40500.00            335.00
AMPHENOL CORP                  COM              032095101      793 27839.00 SH       SOLE                 27839.00
ANNALY CAPITAL MANAGEMENT INC  COM              035710409      934 67327.00 SH       SOLE                 66770.00             27.00
AON CORPORATION                COM              037389103     1151 28200.00 SH       SOLE                 28000.00            200.00
AT&T CORP COM                  COM              00206R102     2449 97192.00 SH       SOLE                 94000.00           1192.00
BANK OF AMERICA CORP.          COM              060505104      782 114650.00SH       SOLE                114650.00
BROADCOM CORP CL A             COM              111320107     1242 62165.00 SH       SOLE                 60230.00            320.00
CENTERPOINT ENERGY             COM              15189t107     1629 156150.00SH       SOLE                153800.00            150.00
CHEVRON CORP.                  COM              166764100     2347 34899.00 SH       SOLE                 34395.00            204.00
CISCO SYS INC                  COM              17275R102     1895 113025.00SH       SOLE                108825.00           2700.00
CITIGROUP INC                  COM              172967101      101 40000.00 SH       SOLE                 40000.00
COCA COLA CO.                  COM              191216100     2418 55010.00 SH       SOLE                 54060.00            100.00
CONOCO PHILLIPS                COM              20825c104     1107 28275.00 SH       SOLE                 27075.00            200.00
COVIDIEN LTD                   COM              G2552X108     1451 43640.00 SH       SOLE                 42900.00            240.00
CSX CORP                       COM              126408103      909 35150.00 SH       SOLE                 34420.00            230.00
CVB FINANCIAL CORP             COM              126600105       71 10764.00 SH       SOLE                  8964.00            600.00
CVS CORP                       COM              126650100     1707 62100.00 SH       SOLE                 61760.00            340.00
DR PEPPER SNAPPLE GRP          COM              26138E109      905 53531.00 SH       SOLE                 53531.00
DUN & BRADSTREET CORP          COM              26483E100     1653 21471.00 SH       SOLE                 21425.00             46.00
EDWARDS LIFESCIENCES GRP       COM              28176E108     1985 32740.00 SH       SOLE                 32640.00            100.00
EXXON MOBIL CORP               COM              30231G102     4968 72952.00 SH       SOLE                 71775.00            535.00
FAMILY DOLLAR STORES           COM              307000109     2584 77440.00 SH       SOLE                 76950.00            490.00
FEDEX CORP                     COM              31428X106      909 20425.00 SH       SOLE                 20425.00
FMC CORP.                      COM              302491303      782 18116.00 SH       SOLE                 17616.00
GAMESTOP CORP                  COM              36467W109     1823 65065.00 SH       SOLE                 65065.00
GENERAL MLS INC                COM              370334104     1083 21705.00 SH       SOLE                 21225.00            480.00
GOLDMAN SACHS GROUP            COM              38141G104     1013  9555.00 SH       SOLE                  9555.00
GOODRICH CORP.                 COM              382388106     1544 40752.00 SH       SOLE                 39985.00            267.00
H & R BLOCK INC.               COM              093671105     1163 63939.00 SH       SOLE                 63939.00
HEINZ H J CO                   COM              423074103     1541 46620.00 SH       SOLE                 45430.00            590.00
HESS CORP                      COM              42809H107     1737 32040.00 SH       SOLE                 31800.00            240.00
HEWLETT PACKARD CO             COM              428236103     1992 62145.00 SH       SOLE                 60465.00           1080.00
HUDSON CITY BANCORP            COM              443683107     1216 104005.00SH       SOLE                101405.00           1200.00
INTEL CORP                     COM              458140100      713 47425.00 SH       SOLE                 44205.00           1220.00
INTERNATIONAL BUS MACH         COM              459200101     2387 24640.00 SH       SOLE                 23910.00            230.00
JOHNSON & JOHNSON              COM              478160104     2433 46255.00 SH       SOLE                 44900.00            655.00
JP MORGAN & CO.                COM              46625H100     1827 68735.00 SH       SOLE                 66635.00           1100.00
KRAFT FOODS INC                COM              50075N104     1124 50440.00 SH       SOLE                 49320.00            120.00
LOCKHEED MARTIN CORP           COM              539830109      639  9250.00 SH       SOLE                  9250.00
MASTERCARD                     COM              57636Q104     1222  7299.00 SH       SOLE                  7270.00             29.00
MCDONALDS CORP                 COM              580135101     2092 38330.00 SH       SOLE                 36805.00            525.00
MCKESSON HBOC INC              COM              58155Q103     2158 61600.00 SH       SOLE                 60500.00            500.00
MDU RESOURCES GROUP, INC       COM              552690109     1121 69479.00 SH       SOLE                 68479.00
MICROSOFT CORP                 COM              594918104     2246 122283.00SH       SOLE                119100.00           1883.00
NATIONAL OILWELL INC           COM              637071101      552 19215.00 SH       SOLE                 19100.00            115.00
NIKE INC                       COM              654106103     1916 40855.00 SH       SOLE                 40400.00            455.00
NORTHERN TRUST CORP.           COM              665859104     1574 26314.00 SH       SOLE                 24944.00            770.00
NUCOR CORP                     COM              670346105     1304 34169.00 SH       SOLE                 34169.00
OCCIDENTAL PETE CORP           COM              674599105     1416 25445.00 SH       SOLE                 24565.00            880.00
ORACLE CORP                    COM              68389X105     2536 140325.00SH       SOLE                137225.00           1100.00
PEABODY ENERGY CORP            COM              704549104     1391 55564.00 SH       SOLE                 55564.00
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1432 40250.00 SH       SOLE                 40250.00
PNC FINANCIAL SERVICES GROUP   COM              693475105      890 30380.00 SH       SOLE                 30380.00
PROCTOR & GAMBLE               COM              742718109     2624 55720.00 SH       SOLE                 54700.00            320.00
PROGRESS ENERGY INC            COM              743263105     1667 45975.00 SH       SOLE                 45190.00            455.00
PUBLIC STORAGE                 COM              74460D109     1102 19937.00 SH       SOLE                 19687.00
ROSS STORES INC.               COM              778296103      213  5938.00 SH       SOLE                  5788.00            150.00
SILGAN HOLDINGS INC            COM              827048109      870 16550.00 SH       SOLE                 16550.00
SMITH INTL INC                 COM              832110100      701 32635.00 SH       SOLE                 32115.00            520.00
STATE STR CORP                 COM              857477103     1277 41495.00 SH       SOLE                 40500.00            495.00
SYMANTEC CORP                  COM              871503108     1589 106350.00SH       SOLE                106350.00
TEVA PHARMACEUTICAL            COM              881624209     2781 61730.00 SH       SOLE                 60700.00           1030.00
THERMO FISHER SCIENTIFIC       COM              883556102     1527 42800.00 SH       SOLE                 42200.00
TJX COS INC NEW                COM              872540109     1788 69750.00 SH       SOLE                 69750.00
TRANSOCEAN INC                 COM              H8817H100      835 14198.91 SH       SOLE                 14045.00            153.91
UNITED TECHNOLOGIES CP         COM              913017109     1717 39940.00 SH       SOLE                 38975.00            565.00
UNUMPROVIDENT CORP             COM              91529Y106     1146 91650.00 SH       SOLE                 91650.00
VERIZON COMMUNICATIONS         COM              92343V104     2004 66348.00 SH       SOLE                 65500.00            848.00
WAL MART STORES, INC.          COM              931142103     2047 39290.00 SH       SOLE                 38900.00            115.00
WASTE MANAGEMENT INC           COM              94106L109     1570 61338.00 SH       SOLE                 60720.00            103.00
WATSON WYATT WORLDWIDE         COM              942712100     1035 20967.00 SH       SOLE                 20827.00            140.00